Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Liquefaction Supply Derivatives [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 32,546,000		$ 342,000	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 32,546,000		342,000	$ 0
Valuation Technique	Income Approach	Basis Spread plus Liquid Location
Significant Unobservable Input	Basis Spread	Basis Spread
Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.350)		(0.350)
Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ 0.050		$ 0.035